Significant Accounting Estimates and Assumptions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of changes in accounting estimates [abstract]
Disclosure in tabular form of Woori Bank loan deferment interest deferment and reclassification from twelve month expected credit losses to life time expected credit losses
Woori Bank’s total loans (loans, payment guarantees) that are subject to loan deferment and interest deferment, total loans that changed its stage from 12-month to lifetime expected credit losses (Stage 2), and the expected credit loss allowances recognized additionally are as follows. (Unit: Korean Won in millions):

		December 31, 2020	December 31, 2021
Total loans (Loans, payment guarantees) that are subject to loan deferment and interest deferment	Corporate	1,697,899	2,428,496
	Retail	122,425	167,146
	Total	1,820,324	2,595,642
Total loans changed its stage from 12-month to lifetime (Stage 2) expected credit losses	Corporate	1,548,805	2,125,492
	Retail	101,721	134,920
	Total	1,650,526	2,260,412
The expected credit loss allowances that are additionally recognized	Corporate	210,173	275,057
	Retail	9,058	9,657
	Total	219,231	284,714

Disclosure in tabular form of impact on the allowance of credit losses due to the application of the future economic forecast activity
As of December 31, 2021, the monetary effect of the expected credit loss allowance due to the application of the forecast of future economic conditions overlay is as follows (Unit: Korean Won in millions):

Increase in expected credit loss allowance
Corporate	48,583
Retail	6,237
Total	54,820